Employee Cost - Summary of Estimated Fair Value of Options Granted (Detail)	12 Months Ended
	Mar. 31, 2023 yr ₨ / shares	Mar. 31, 2022 yr ₨ / shares
Disclosure Of Employee Salaries And Benefit Expenses [line items]
Share Price | ₨ / shares	₨ 170.6	₨ 170.6
Bottom of range [member]
Disclosure Of Employee Salaries And Benefit Expenses [line items]
Risk free interest rate	7.00%	7.00%
Expected life of option	2	2
Expected volatility	33.00%	33.00%
Top of range [member]
Disclosure Of Employee Salaries And Benefit Expenses [line items]
Risk free interest rate	8.00%	8.00%
Expected life of option	4	4
Expected volatility	37.00%	37.00%